Subsequent Events	10 Months Ended	12 Months Ended
	Oct. 18, 2022	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
1 1 .	Subsequent Events
Subsequent events have been evaluated through April 12, 2023.
15.	Subsequent Events
In January 2024, the Company completed a registered public common stock and warrants offering and raised aggregate gross proceeds of $7.0 million. Following warrant exercises in April 2024, the
Company raised an additional amount of $0.4 million.
In March 2024, the Company completed a registered public common stock and warrants offering and raised aggregate gross proceeds of $6.0 million.
On April 10, 2024, the Company entered into a memorandum of agreement with an affiliated company, controlled by members of the family of the Company’s
Non-Executive
Director and former Parent Company’s Chief Executive Officer, for the acquisition of a
33,664-dwt
bulk carrier vessel for an aggregate consideration of $
16.19
 million.
10
% of the total consideration i.e., $
1.62
 million was paid in cash within April 2024, while the remaining amount of $
14.57
 million is payable in April 2025 and has no stated interest.

Effective as of the opening of trading on April 12, 2024, the Company effected a 1-for-100 reverse
stock split of its shares of common stock. All share and per share amounts disclosed in the accompanying consolidated financial statements give effect to this reverse stock split retroactively, for all periods presented. Furthermore, in connection with the reverse stock split, the exercise price of the Company’s outstanding warrants at that date increased and the number of shares issuable upon their exercise decreased in accordance with their terms. In addition, the conversion price of the Company’s Series A Preferred Shares was adjusted to $1.2573 in accordance with their terms. The par value and other terms of the Company’s shares of common stock were not affected by the reverse stock split.